INTEGRITY HIGH INCOME FUND
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (94.7%)

Communication Services (13.8%)
Altice France SA/France - 144A 5.500% 01/15/2028 Callable @ 101.375 09/15/2023	$200,000	$160,334
Altice France SA/France - 144A 8.125% 02/01/2027 Callable @ 102.031 08/01/2023	200,000	183,250
*(1)AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	27,692	14,677
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	70,000	57,425
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	13,103
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 103.313 08/01/2023	55,000	39,600
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	315,000	267,813
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	34,442
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 102.188 05/01/2023	28,000	28,075
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	377,000
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 101.344 08/15/2023	45,000	9,000
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 104.406 08/15/2023	242,000	217,951
DISH Network Corp 3.375% 08/15/2026	73,000	50,480
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 103.250 05/01/2023	35,000	10,325
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	11,480
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	183,000	160,613
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	47,000	43,508
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	7,391
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	21,114
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	8,000	8,111
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 103.000 11/01/2023	47,000	35,156
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	84,000	67,410
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 103.500 05/15/2023	72,000	69,120
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	118,000	93,220
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 101.594 05/01/2023	62,976	60,015
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 102.094 05/01/2023	164,489	147,759
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	55,000	47,622
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 101.313 08/15/2023	225,000	204,788
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 07/15/2025	90,000	9
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 08/01/2023	146,000	15
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 10/15/2024	172,000	17
Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	290,000	267,525
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	29,738
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 101.156 09/15/2023	140,000	121,563
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	32,208
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 102.375 10/15/2023	185,000	164,635
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 101.406 03/15/2023	70,000	66,850
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	273,000	272,442
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	28,198
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	182,000	156,065
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	70,000	51,407
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	75,000	66,038
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	93,000	80,213
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027 Callable @ 101.344 08/15/2023	60,000	54,669
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	9,844
Netflix Inc 4.875% 04/15/2028	115,000	109,620
Netflix Inc 5.875% 11/15/2028	56,000	55,440
Netflix Inc - 144A 5.375% 11/15/2029	40,000	38,100
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	87,000	75,754
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	35,700
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	131,000	114,966
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 102.813 07/15/2023	364,000	345,694
SBA Communications Corp 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	58,000	46,980
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	12,187
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 102.938 07/15/2023	20,000	18,119
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	130,000	100,051
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	65,000	51,244
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	91,000	78,220
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	289,000	264,608
Sprint Capital Corp 6.875% 11/15/2028	175,000	180,597
*Sprint Capital Corp 8.750% 03/15/2032	316,000	370,870
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	174,000	178,785
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	198,313
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	310,000	293,892
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	72,973
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	9,360
United States Cellular Corp 6.700% 12/15/2033	105,000	100,005
Univision Communications Inc - 144A 4.500% 05/01/2029 Callable @ 102.250 05/01/2024	105,000	88,852
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 103.313 06/01/2023	15,000	14,813
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	21,000	20,318
Zayo Group Holdings Inc - 144A 4.000% 03/01/2027	104,000	79,252
		$6,796,931

Consumer Discretionary (25.2%)
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	14,209
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 100.969 09/15/2023	73,000	64,247
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	140,000	113,400
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 101.656 07/15/2023	51,000	48,707
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 9.750% 07/15/2027 Callable @ 102.438 07/15/2023	95,000	81,848
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	109,000	101,643
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	46,000	37,346
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 100.000 03/15/2023	57,000	54,149
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 102.167 04/01/2023	93,000	85,560
American Axle & Manufacturing Inc 6.875% 07/01/2028	157,000	141,842
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	41,099
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	77,000	65,065
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	9,012
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	158,000	129,955
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	86,000	75,250
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	79,000	63,028
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 104.063 07/01/2023	125,000	121,563
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	64,000	51,563
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	86,000	59,770
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	19,000	12,602
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	65,000	63,697
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	39,000	39,573
CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	90,000	66,295
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 06/01/2033 Callable @ 102.250 06/01/2027	130,000	98,720
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	203,000	160,878
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	170,000	139,125
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	30,000	24,001
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	115,000	96,646
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 101.667 08/01/2023	496,000	450,120
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	485,355
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	138,000	123,063
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 101.688 07/15/2023	99,000	94,113
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	40,000	35,200
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	123,000	122,076
Clarios Global LP - 144A 6.750% 05/15/2025	45,000	45,063
Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027 Callable @ 102.125 05/15/2023	139,000	136,855
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	88,000	69,419
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	179,000	147,122
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 101.281 08/15/2023	241,000	215,743
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 101.875 11/15/2022	165,000	62,524
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	130,000	133,129
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	18,100
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	67,000	60,602
DISH DBS Corp 5.000% 03/15/2023	161,000	159,004
*DISH DBS Corp 5.875% 11/15/2024	606,000	559,580
DISH DBS Corp 7.750% 07/01/2026	183,000	154,414
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	330,000	285,549
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	60,000	48,497
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	110,000	74,810
Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	181,442
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	180,578
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	184,214
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	670,000	636,719
*Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	400,000	387,040
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	58,000	40,817
Gap Inc/The - 144A 3.875% 10/01/2031 Callable @ 101.938 10/01/2026	48,000	33,120
Garda World Security Corp 4.625% 02/15/2027 Callable @ 102.313 02/15/2023	30,000	26,586
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	45,980
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 104.750 11/01/2022	80,000	72,348
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,394
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	141,000	122,268
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	41,000	34,500
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	60,000	50,832
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	31,981
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	54,000	48,195
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	15,345
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	36,635
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 101.218 04/01/2023	68,000	64,600
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	18,840
L Brands Inc 6.750% 07/01/2036	35,000	28,919
L Brands Inc - 144A 9.375% 07/01/2025	3,000	3,112
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	29,326
Macy's Retail Holdings LLC - 144A 5.875% 03/15/2030 Callable @ 102.938 03/15/2025	15,000	12,675
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	17,582
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 101.531 05/15/2023	21,000	20,762
Mattel Inc 3.750% 04/01/2029 Callable @ 101.875 04/01/2024	23,000	19,848
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	68,000	66,130
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 3.875% 02/15/2029	40,000	33,703
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	8,773
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	13,682
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	39,399
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	29,618
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	80,000	74,201
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	195,000	189,788
*MGM Resorts International 6.000% 03/15/2023	160,000	159,920
MGM Resorts International 6.750% 05/01/2025 Callable @ 101.688 05/01/2023	25,000	24,746
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	31,000	28,847
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	8,341
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	15,000	14,656
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	15,000	14,618
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 103.563 04/01/2023	140,000	132,861
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 101.563 05/15/2023	82,000	79,335
PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 102.375 02/15/2024	250,000	228,222
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 102.125 10/01/2023	190,000	125,033
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	72,000	61,899
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	107,000	73,642
Royal Caribbean Cruises Ltd - 144A 8.250% 01/15/2029 Callable @ 104.125 04/01/2025	63,000	62,794
Royal Caribbean Cruises Ltd - 144A 9.250% 01/15/2029 Callable @ 104.625 04/01/2025	63,000	63,892
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	62,000	66,772
Royal Caribbean Cruises Ltd - 144A 11.625% 08/15/2027 Callable @ 105.813 08/15/2024	105,000	102,081
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 102.375 10/15/2023	170,000	156,993
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	37,000	29,867
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	12,000	9,963
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	37,061
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	35,395
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 101.667 08/01/2023	216,000	198,720
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	120,000	116,190
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 101.833 04/15/2023	85,000	76,075
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 101.750 07/01/2023	63,000	63,616
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	54,000	42,278
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 101.875 04/15/2023	230,000	199,773
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 102.688 04/15/2023	100,000	72,486
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	140,000	119,409
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	47,496
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	25,529
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	144,000	115,807
Tenneco Inc 5.000% 07/15/2026	53,000	52,859
Tenneco Inc 5.375% 12/15/2024 Callable @ 100.000 12/15/2022	20,000	19,941
Tenneco Inc - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	65,000	64,255
Tenneco Inc - 144A 7.875% 01/15/2029 Callable @ 103.938 01/15/2024	24,000	23,710
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	58,991
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 102.375 02/15/2024	15,000	13,285
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	103,494
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	113,000	101,820
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	90,000	78,850
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	40,000	33,238
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	118,000	102,897
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	44,707
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 101.708 04/15/2023	95,000	89,656
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	149,000	116,420
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	49,000	39,777
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 101.406 03/15/2023	85,000	80,808
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	21,708
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	137,000	129,668
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	203,000	160,944
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	32,902
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	78,000	66,692
		$12,388,022

Consumer Staples (5.0%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 100.813 09/15/2023	38,000	34,102
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	117,000	96,127
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	265,000	245,578
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	26,700
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 102.938 08/15/2023	76,000	71,060
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	40,502
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	183,000	167,425
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	6,640
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 102.500 04/15/2023	84,000	79,108
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	21,500
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	130,000	122,461
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	78,000	62,795
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	239,000	198,446
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 103.250 08/31/2024	37,000	33,853
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	60,000	52,104
+^High Ridge Brands Co 8.875% 03/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	129,000	112,613
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	23,000	21,382
Performance Food Group Inc 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	80,000	67,774
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 101.375 10/15/2023	90,000	85,070
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	89,789
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	65,000	54,671
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	25,000	22,498
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	136,000	127,146
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 101.917 03/01/2023	45,000	43,537
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	203,000	181,177
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 101.875 07/01/2023	44,000	30,653
*Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	254,000	164,495
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	14,013
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	113,160
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	99,000	79,466
		$2,465,845

Energy (10.9%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	86,000	78,368
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	85,000	80,082
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 101.917 03/01/2023	5,000	4,760
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	73,000	74,460
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	21,258
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	46,000	46,920
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	79,000	83,639
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.250% 04/01/2028 Callable @ 103.125 04/01/2023	37,000	34,406
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 103.438 04/01/2023	35,000	33,338
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	71,575
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 101.656 07/15/2023	25,000	23,750
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 103.812 12/15/2022	58,000	57,277
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	35,088
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	13,030
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	108,389
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	34,700
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	88,000	86,311
Cheniere Energy Inc 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	90,000	82,896
Cheniere Energy Partners LP 3.250% 01/31/2032 Callable @ 101.625 01/31/2027	39,000	30,349
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	338
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 102.750 02/05/2023	35,000	33,924
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	13,160
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	31,000	28,938
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	39,707
Comstock Resources Inc 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	43,000	38,804
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	156,000	149,760
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 101.875 05/01/2023	35,000	32,906
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	29,129
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	95,000	82,128
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	30,466
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	115,000	108,032
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	14,771
EnLink Midstream LLC - 144A 6.500% 09/01/2030 Callable @ 100.000 03/01/2030	24,000	23,946
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	23,530
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	41,542
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,466
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	37,400
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	45,128
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	15,000	14,643
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	24,375
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 103.750 06/01/2024	60,000	59,250
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	35,010
EQT Corp 5.000% 01/15/2029	18,000	16,728
EQT Corp - 144A 3.625% 05/15/2031 Callable @ 100.000 05/15/2030	21,000	17,469
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	28,000	22,112
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	168,000	141,439
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 101.563 02/15/2023	10,000	9,274
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	39,104
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	18,000	17,425
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	90,000	66,537
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	37,002
Gulfport Energy Corp 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	25,000	24,925
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	140,000	139,580
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 101.406 02/15/2023	25,000	24,519
Hess Midstream Operations LP 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	40,192
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 102.563 06/15/2023	55,000	50,600
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	26,261
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	21,096
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	31,641
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 6.375% 04/15/2027 Callable @ 103.188 04/15/2024	48,000	46,198
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	32,928
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	109,000	104,912
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	32,000	28,914
NRG Energy Inc 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	83,000	79,161
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	44,000	34,692
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	79,000	71,693
NuStar Logistics LP 5.625% 04/28/2027	30,000	27,834
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,260
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	48,480
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	71,000	65,802
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	129,000	129,000
Chord Energy Corp - 144A 6.375% 06/01/2026 Callable @ 103.188 06/01/2023	71,000	69,360
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	70,000	70,351
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	25,372
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	85,000	88,405
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	50,013
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	61,000	69,235
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	8,000	7,324
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 101.781 11/15/2022	35,000	34,384
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	70,000	67,522
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	65,000	67,553
Range Resources Corp - 144A 4.750% 02/15/2030 Callable @ 102.375 02/15/2025	24,000	21,216
SM Energy Co 5.625% 06/01/2025 Callable @ 100.000 06/01/2023	30,000	29,025
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	31,000	30,070
SM Energy Co 6.750% 09/15/2026 Callable @ 101.125 09/15/2023	40,000	39,400
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	17,000	14,674
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	112,000	103,600
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 102.583 10/01/2023	37,000	38,061
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 104.188 09/15/2023	25,000	25,859
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	60,000	51,025
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	109,000	93,620
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	65,000	58,282
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 103.000 03/01/2023	40,000	37,723
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	62,567
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	49,787
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 101.875 10/01/2023	98,000	98,975
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	50,975
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	61,675
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	36,885
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	13,847
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 103.250 07/15/2023	108,000	106,699
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	37,865
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 100.000 07/15/2023	20,626	20,050
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	68,311
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 101.531 08/01/2023	25,760	24,796
Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	218,000	213,708
Western Midstream Operating LP 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	8,000	7,340
Western Midstream Operating LP 4.650% 07/01/2026 Callable @ 100.000 04/01/2026	65,000	61,543
		$5,334,824

Financials (2.0%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	214,800
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	100,000	96,710
(2)Citigroup Inc (LIBOR USD 3 month + 3.905%), Callable @ 100 5/15/2025	10,000	9,052
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	13,088
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	11,839
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	55,000	48,003
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	27,629
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	19,621
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	93,000	75,149
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	80,000	61,203
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	8,900
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 101.750 01/15/2024	20,000	16,403
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	13,590
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	71,000	54,670
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 101.438 10/15/2023	54,000	45,177
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	6,286
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	130,000	106,600
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	21,775
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	63,000	49,165
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	60,000	50,100
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	21,365
		$971,125

Health Care (11.4%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	45,000	40,284
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	72,000	66,802
Ardent Health Services Inc 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	39,000	29,835
Avantor Funding Inc - 144A 3.875% 11/01/2029 Callable @ 101.938 11/01/2024	25,000	21,149
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	231,000	208,757
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 102.313 04/01/2023	250,000	144,528
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	130,000	79,625
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 102.500 01/30/2023	35,000	13,571
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	19,128
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	146,000	56,575
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	14,130
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	80,000	31,200
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	12,000	9,820
Centene Corp 3.000% 10/15/2030 Callable @ 100.000 07/15/2030	28,000	22,575
*Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	357,000	323,567
CHS/Community Health Systems Inc 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	88,000	36,080
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	60,000	40,196
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	85,000	58,863
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	44,000	34,907
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	17,816
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 102.000 03/15/2023	183,000	157,837
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	105,000	76,309
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	211,000	164,501
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	60,000	53,888
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	82,000	49,111
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	174,000	155,713
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	35,000	29,207
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	35,000	29,686
(4)Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	22,664
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 100.000 10/15/2023	150,000	45,000
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 100.000 10/01/2023	50,000	39,750
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	178,000	170,881
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	306,967
HealthSouth Corp 5.750% 09/15/2025 Callable @ 100.000 09/15/2023	55,000	54,475
Hologic Inc 4.625% 02/01/2028 Callable @ 102.312 02/01/2023	95,000	88,825
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	142,000	121,387
*IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 100.833 10/15/2023	200,000	190,656
*Jazz Securities DAC - 144A 4.375% 01/15/2029 Callable @ 102.188 07/15/2024	200,000	177,500
MALLINCKRODT FIN 11.500% 12/15/2028	160,000	145,147
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 10.000% 06/15/2029 Callable @ 105.000 06/15/2026	25,000	13,875
Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	203,000	166,460
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	102,000	79,430
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	176,164
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	135,000	104,574
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	32,000	26,602
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 103.750 04/01/2023	75,000	57,331
Prestige Brands Inc - 144A 3.750% 04/01/2031 Callable @ 101.875 04/01/2026	15,000	12,030
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 102.563 01/15/2023	60,000	55,756
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	23,805
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 102.625 12/15/2022	22,000	16,453
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	40,000	33,127
Tenet Healthcare Corp 4.250% 06/01/2029 Callable @ 102.125 06/01/2024	55,000	46,337
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	26,000	22,865
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 101.219 03/01/2023	486,000	458,055
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	295,000	271,769
Tenet Healthcare Corp - 144A 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	77,000	70,998
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 101.563 02/01/2023	122,000	116,427
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 100.000 11/01/2022	260,000	208,650
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 102.125 07/31/2023	99,000	42,768
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 102.250 12/15/2022	404,000	259,784
		$5,612,172

Industrials (12.7%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	180,000	143,336
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	98,000	84,036
ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	147,194
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 101.250 09/30/2023	26,000	24,108
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	90,000	71,732
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 101.583 10/01/2023	66,000	60,558
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	232,084	221,469
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	150,000	137,063
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	31,194
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	56,000	44,911
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	153,000	143,419
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	41,895
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	61,496
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	183,000	158,445
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 101.438 07/15/2023	30,000	27,600
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 101.438 07/15/2023	35,000	31,914
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 100.000 03/15/2023	78,000	77,385
Bombardier Inc - 144A 7.875% 04/15/2027 Callable @ 101.969 04/15/2023	37,000	35,140
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 101.373 07/15/2023	40,000	38,831
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	93,000	74,419
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	64,000	58,880
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	54,077
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	44,000	38,500
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	64,000	64,914
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	47,060
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	19,510
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	90,000	78,628
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 101.438 10/15/2023	66,000	63,525
First Student Bidco Inc / First Transit Parent Inc 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	82,885
GEO Group Inc/The 10.500% 06/30/2028 Callable @ 102.000 08/19/2023	56,000	56,000
GFL Environmental Inc 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	33,032
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 100.938 08/01/2023	34,000	32,172
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	75,000	64,905
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	39,221
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	70,000	66,632
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	74,000	60,662
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	135,000	123,467
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 101.833 07/15/2023	55,000	51,975
HERTZ CORP 5.500% 10/15/2024	148,000	740
HERTZ CORP 6.000% 01/15/2028	20,000	1,400
HERTZ CORP 6.250% 10/15/2022	25,000	125
HERTZ CORP 7.125% 08/01/2026	80,000	5,600
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 102.313 12/01/2023	103,000	87,808
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	130,000	102,980
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	35,843
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 101.625 09/15/2023	62,000	57,336
Jeld- 144A Wen Inc - 4.625% 12/15/2025 Callable @ 100.000 12/15/2022	75,000	61,875
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	60,000	44,753
JELD- 144A WEN Inc - 6.250% 05/15/2025 Callable @ 101.563 05/15/2023	45,000	42,075
Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	211,000	175,155
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	135,000	92,241
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	70,000	64,082
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	124,000	110,021
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	99,750	98,613
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	59,000	45,247
Mueller Water Products Inc 4.000% 06/15/2029 Callable @ 100.000 06/15/2024	105,000	91,048
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	51,000	44,705
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	66,000	54,965
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	63,000	53,794
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	197,000	171,390
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	4,866
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	42,110
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	1,941
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	14,332
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 100.000 10/15/2023	25,000	24,125
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 101.875 04/15/2023	113,000	109,784
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	128,000	112,640
SRS Distribution Inc - 144A 6.000% 12/01/2029 Callable @ 103.000 12/01/2024	65,000	52,998
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	47,000	38,239
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	64,000	47,885
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	187,000	163,859
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	90,000	81,522
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	120,000	104,280
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	40,052
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	88,000	78,683
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 101.563 03/15/2023	75,000	73,826
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	54,337
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	111,339
Triumph Group Inc 7.750% 08/15/2025 Callable @ 100.000 08/15/2023	75,000	56,818
Triumph Group Inc - 144A 6.250% 09/15/2024	10,000	9,245
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	10,000	10,108
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	89,000	76,455
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 103.750 09/15/2023	80,000	79,834
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	72,000	65,709
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	139,000	129,270
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 101.833 05/15/2023	65,000	62,887
VistaJet Malta Finance PLC / XO Management Holding Inc - 144A 6.375% 02/01/2030 Callable @ 103.188 02/01/2025	71,000	59,082
Wabash National Corp 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	68,000	57,164
WESCO Distribution Inc - 144A 7.125% 06/15/2025	65,000	65,631
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	190,000	192,747
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	16,102
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 103.188 11/15/2022	5,000	2,600
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	109,000	68,670
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	20,000	5,400
		$6,248,526

Information Technology (6.2%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 101.438 08/15/2023	69,000	65,550
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	47,000	38,188
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	70,000	60,638
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	94,000	83,224
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	34,000	27,797
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 101.063 10/01/2023	60,000	52,872
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	34,308
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	79,000	65,965
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 101.500 03/01/2023	176,000	171,076
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 102.063 03/01/2023	180,000	159,927
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	113,000	95,602
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 100.000 06/15/2023	108,000	100,710
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	73,800
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	91,000	80,436
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	30,000	27,406
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	64,000	52,214
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	56,000	49,255
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	30,000	25,575
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	215,000	199,247
HP Inc - 144A 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	130,000	131,075
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	101,000	86,646
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	259,000	223,310
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	35,000	27,256
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	35,000	29,411
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	120,000	100,719
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 101.438 09/01/2023	108,000	104,220
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	80,000	76,249
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	103,664
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	40,000	36,936
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 101.844 09/01/2023	35,000	32,723
Sabre GLBL Inc - 144A 9.250% 04/15/2025	25,000	24,195
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 100.854 08/15/2023	20,000	16,806
Square Inc 2.750% 06/01/2026 Callable @ 100.000 05/01/2026	80,000	71,549
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	95,000	76,475
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 102.750 03/30/2023	210,000	195,515
Switch Ltd - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	23,000	23,011
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	18,173
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	179,250
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A 3.875% 02/01/2029 Callable @ 101.938 02/01/2024	52,000	43,482
		$3,064,455

Materials (6.0%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	45,000	37,836
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	18,962
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	66,000	59,990
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 101.313 08/15/2023	200,000	140,178
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	18,169
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	136,846
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 101.219 07/15/2023	90,000	84,555
Berry Global Inc 4.500% 02/15/2026 Callable @ 100.000 02/15/2023	15,000	13,950
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	77,000	72,415
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	8,365
BWAY Holding Co - 144A 5.500% 04/15/2024	235,000	230,300
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	50,000	46,190
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	16,613
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	25,000	19,500
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	173,000	148,780
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	34,442
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	24,493
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	100,000	85,000
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	12,347
Glatfelter Corp - 144A 4.750% 11/15/2029 Callable @ 102.375 11/01/2024	42,000	27,049
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	24,062
Kaiser Aluminum Corp - 144A 4.625% 03/01/2028 Callable @ 102.313 03/01/2023	25,000	21,933
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 101.688 07/15/2023	125,000	118,750
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 102.625 07/15/2023	60,000	54,000
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025	95,000	85,509
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	86,408
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	29,175
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	150,000	133,887
Novelis Corp - 144A 3.250% 11/15/2026 Callable @ 101.625 11/15/2023	43,000	37,626
Novelis Corp - 144A 3.875% 08/15/2031 Callable @ 101.938 08/15/2026	22,000	17,044
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	38,717
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	63,000	60,220
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 100.000 04/01/2023	75,000	64,086
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	77,376
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	42,402
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	11,348
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 101.750 12/15/2022	135,000	125,550
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	54,000	49,313
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 104.250 10/15/2023	37,000	35,520
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	82,855
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 100.000 09/01/2023	120,000	93,048
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 101.375 08/15/2023	200,000	183,587
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	17,000	15,601
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	33,688
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 100.000 07/15/2023	50,000	16,544
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 103.563 07/01/2023	40,000	25,600
WR Grace & Co Conn 4.875% 06/15/2027 Callable @ 102.438 06/15/2023	114,000	99,750
WR Grace & Co Conn 5.625% 10/01/2024	10,000	9,802
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	21,490
		$2,930,871

Real Estate (0.6%)
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	90,000	77,646
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	16,228
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	15,650
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	41,568
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	123,000	107,932
		$259,024

Utilities (0.9%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	75,000	70,177
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	64,000	53,739
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	25,336
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 100.875 06/01/2023	7,000	6,662
NRG Energy Inc 6.625% 01/15/2027 Callable @ 101.104 07/15/2023	9,000	9,004
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	33,000	27,509
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	14,396
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	36,400
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	8,868
(2)VISTRA CORP - 144A 7.000% 12/15/2026 Callable @ 100.000 12/15/2026	70,000	62,509
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	27,000	23,092
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 101.250 07/31/2023	80,000	73,800
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 101.406 02/15/2023	42,000	40,038
		$451,530

TOTAL CORPORATE BONDS (COST: $53,656,976)		$46,523,325

COMMON STOCKS (1.7%)

Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	3,802	89,043
(3) iHeartMedia Inc	1,902	15,748
+^(3) INTELSAT EMERGENCE SA	3,881	108,668
		$213,459

Consumer Discretionary (0.9%)
+^(3)CLAIRE'S STORES	58	21,025
(3)Clear Channel Outdoor Holdings (had a 3 footnote last time)	4,640	6,635
+^(3) MyTheresa Series B Common Shares	21,320	16,864
NMG Parent LLC	240	42,000
VICI Properties, Inc	10,381	332,400
		$418,924

Energy (0.3%)
Chesapeake Energy Corp	12	1,227
+^(3) EP Energy Corp	2,035	15,263
Chord Enery Corp	982	150,334
		$166,824

Health Care (0.1%)
+^(3) INTERNATIONAL ONCOLOGY CARE INC	1,633	16,477
(3) Mallinckrodt Equity	920	13,947
		$30,424

TOTAL COMMON STOCK (COST: $1,043,873)		$829,631

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^ CLAIRE'S CONVERTIBLE PREFERRED EQUITY	40	91,000
+^ MYT HOLDING CO (144A Series A)	53,840	58,955
		149,955

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$149,955

WARRANTS (0.1%)
Communication Services (0.00%)	Shares
+^(3) INTELSAT JACKSON HOLDINGS SA SERIES A	405	4
+^(3) INTELSAT JACKSON HOLDINGS SA SERIES B	405	4
		$8

Consumer Discretionary (0.1%)
+^(3) NMG WARRANTS	690	$30,477

TOTAL WARRANTS (COST: $1,797)		$30,485

TOTAL INVESTMENTS IN SECURITIES (COST: $54,778,645) (96.8%)		$47,533,396

OTHER ASSETS LESS LIABILITIES (3.2%)		$1,588,408

NET ASSETS (100%)		$49,121,804

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2022.

(3) Non-income producing security.
(4) Issue is in default.
# When-issued purchase as of October 31, 2022.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $365,253, representing 0.7% of net assets as of October 31, 2022.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $32,232,045 representing 65.6% of net assets as of October 31, 2022.

PLC - Public Limited Company
LIBOR USD 3 Month - 3 Month US Dollar LIBOR, rate disclosed at October 31, 2022, based on the last reset date of the security.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity High Income Fund
Investments at cost	$54,778,645
Unrealized appreciation	$565,416
Unrealized depreciation	($7,810,665)
Net unrealized appreciation (depreciation)*	($7,245,249)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	644,859	6,475	178,297	829,631
Corporate Bonds	-	46,523,284	41	46,523,325
Convertible Preferred Stock	-	-	149,955	149,955
Warrants	-	-	30,485	30,485
Total	$644,859	$46,529,759	$358,778	$47,533,396

	Balance as			Realized	Change in unrealized	Balance as
High Income Fund	7/31/2022	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	10/31/2022
Common Stock	$ 165,342	$0	$0	$0	$12,955	$ 178,297
Corporate Bonds	$ 41	$0	$0	$0	$0	$ 41
Convertible Preferred Stock	$ 155,480	$0	$0	$0	($5,525)	$ 149,955
Warrants	$ 35,080	$0	$0	$0	($4,595)	$ 30,485

					Impact to
	Fair Value at		Unobservable		Valuation from	Weighted
Asset Class	October 31, 2022	Valuation Technique	Inputs	Range	Input	Average
Common Stock	$ 161,820	Market Comparable Transaction	Broker Quote	$0.791 - $362.50	Increase	$72.86
Common Stock	$ 16,477	Market Comparable Companies	EBITDA Multiple	5.00x	No change	5.00x
Convertible Preferred Stock	$ 149,955	Market Comparable Transaction	Broker Quote	$1.09 - $2,275.00	Decrease	$1,381.01
Warrants	$ 30,485	Market Comparable Transaction	Broker Quote	$0.01 - $44.17	Decrease	$44.17